Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 7,552,861,067	$ 6,850,184,820	$ 6,572,353,994
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	12,924,344,525	11,833,075,817
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(5,371,483,458)	(4,982,890,997)
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,279,619,377	2,471,906,134	3,099,937,769
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,279,619,377	2,471,906,134
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	75,362,518	70,029,950	64,680,270
Land [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	75,362,518	70,029,950
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	781,387,142	629,613,090	441,878,570
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,004,446,360	820,488,268
Buildings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(223,059,218)	(190,875,178)
Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(4,484,514,221)	(4,168,517,659)
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	3,552,249,845	2,856,583,768	2,211,136,474
Generation Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	8,036,764,066	7,025,101,427
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	804,090,900	769,357,993	708,440,346
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,348,527,373	1,283,066,501
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(544,436,473)	(513,708,508)
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	59,969,484	52,392,667	45,782,339
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	155,623,189	141,407,876
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(95,653,705)	(89,015,209)
Other plants and equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	181,801	301,218	$ 498,226
Other plants and equipment | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	24,001,642	21,075,661
Other plants and equipment | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ (23,819,841)	$ (20,774,443)